CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net profit (loss)	$ 24,573	$ (5,822)	[1]	$ (358,613)	[1]
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation	3,568	4,511		4,297
Tax effect	(296)
Total	3,272	4,511		4,297
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges	10,006	(24,171)
Translation differences	(45,435)	54,670		(319)
Total income and expense recognized directly in equity	(35,429)	30,499		(319)
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges	(7,228)	15,138		3,002
Tax effect	(190)	(390)		(751)
Total transfers to income or loss	(7,418)	14,748		2,251
Other comprehensive (loss) income for the year, net of income tax	(39,575)	49,758		6,229
Total comprehensive income (loss) for the year	(15,002)	43,936		(352,384)
Attributable to the Parent	4,976	47,158		(332,198)
Attributable to non-controlling interests	$ (19,978)	$ (3,222)		$ (20,186)

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.